Debt Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Debt Obligations [Abstract]
Schedule of Outstanding Debt

	December 31, 2015	December 31, 2014
Current:
Obligations of the Partnership
Accounts receivable securitization facility, due December 2016 (1)	$219.3	$182.8

Long-term:
Non-Partnership obligations:
TRC Senior secured revolving credit facility, variable rate, due October 2017	—	102.0
TRC Senior secured revolving credit facility, variable rate, due February 2020 (2)	440.0	—
TRC Senior secured term loan, variable rate, due February 2022	160.0	—
Unamortized discount	(2.5)	—
Obligations of the Partnership: (1)
Senior secured revolving credit facility, variable rate, due October 2017 (3)	280.0	—
Senior unsecured notes, 5% fixed rate, due January 2018	1,100.0	—
Senior unsecured notes, 4 1⁄8% fixed rate, due November 2019	800.0	800.0
Senior unsecured notes, 6 5⁄8% fixed rate, due October 2020 (4)	342.1	—
Unamortized premium	5.0	—
Senior unsecured notes, 6 7⁄8% fixed rate, due February 2021	483.6	483.6
Unamortized discount	(22.1)	(25.2)
Senior unsecured notes, 6 3⁄8% fixed rate, due August 2022	300.0	300.0
Senior unsecured notes, 5 1⁄4% fixed rate, due May 2023	583.7	600.0
Senior unsecured notes, 4 1⁄4% fixed rate, due November 2023	623.5	625.0
Senior unsecured notes, 6 3⁄4% fixed rate, due March 2024	600.0	—
Senior unsecured APL notes, 6 5⁄8% fixed rate, due October 2020 (4) (5)	12.9	—
Unamortized premium	0.2	—
Senior unsecured APL notes, 4 3⁄4% fixed rate, due November 2021 (5)	6.5	—
Senior unsecured APL notes, 5 7⁄8% fixed rate, due August 2023 (5)	48.1	—
Unamortized premium	0.5	—

	5,761.5	2,885.4
Debt issuance costs	(42.7)	(29.9)

Total long-term debt	5,718.8	2,855.5

Total debt	$5,938.1	$3,038.3

Irrevocable standby letters of credit:
Letters of credit outstanding under the TRC Senior secured credit facility (2)	$—	$—
Letters of credit outstanding under the Partnership senior secured revolving credit facility (3)	12.9	44.1

	$12.9	$44.1

(1)	While we consolidate the debt of the Partnership in our financial statements, we do not have the obligation to make interest payments or debt payments with respect to the debt of the Partnership.
(2)	As of December 31, 2015, availability under TRC’s $670.0 million senior secured revolving credit facility was $230.0 million.
(3)	As of December 31, 2015, availability under the Partnership’s $1.6 billion senior secured revolving credit facility (“TRP Revolver”) was $1,307.1 million.
(4)	In May 2015, the Partnership exchanged TRP 6 5⁄8% Senior Notes with the same economic terms to holders of the 6 5⁄8% APL Notes that validly tendered such notes for exchange to us.
(5)	While the Partnership consolidates the debt acquired in the Atlas mergers, APL debt is not guaranteed by us nor the Partnership.

Schedule of Contractually Scheduled Maturities of Debt Obligations Outstanding

The following table shows the contractually scheduled maturities of our debt obligations outstanding at December 31, 2015, for the next five years, and in total thereafter:

		Scheduled Maturities of Debt
	Total	2016	2017	2018	2019	2020	After 2020
TRC Senior secured revolving credit facility	$440.0	$—	$—	$—	$—	$440.0	$—
TRC Senior secured loans	160.0	—	—	—	—	—	160.0
TRP Revolver	280.0	—	280.0		—	—	—
Partnership’s Senior unsecured notes	4,900.4	—	—	1,100.0	800.0	355.0	2,645.4
Partnership’s accounts receivable securitization Facility	219.3	219.3	—	—	—	—	—

Total	$5,999.7	$219.3	$280.0	$1,100.0	$800.0	$795.0	$2,805.4

Interest Rate Incurred on Variable Rate Debt Obligations

The following table shows the range of interest rates and weighted average interest rate incurred on variable-rate debt obligations during the year ended December 31, 2015:

	Range of Interest Rates Incurred	Weighted Average Interest Rate Incurred
TRC senior secured revolving credit facility	2.2% - 2.9%	2.6%
TRC senior secured term loan	5.75%	5.75%
Partnership’s senior secured revolving credit facility	1.9% - 4.8%	2.2%
Partnership’s accounts receivable securitization facility	0.9% - 1.2%	0.9%

Schedule of Debt Re-acquisitions and Results of Tender Offers

The results of the APL Notes Tender Offers were:

Senior Notes	Outstanding Note Balance	Amount Tendered	Premium Paid	Accrued Interest Paid	Total Tender Offer payments	% Tendered	Note Balance after Tender Offers
($ amounts in millions)
6 5⁄8% due 2020	$500.0	$140.1	$2.1	$3.7	$145.9	28.02%	$359.9
4 3⁄4% due 2021	400.0	393.5	5.9	5.3	404.7	98.38%	6.5
5 7⁄8% due 2023	650.0	601.9	8.7	2.6	613.2	92.60%	48.1

Total	$1,550.0	$1,135.5	$16.7	$11.6	$1,163.8		$414.5

The following table summarizes the debt repurchases that are included in our Consolidated Statements of Operations:

	2015	2014	2013
Premium over face value paid upon redemption:
Partnership 6 3⁄8 Notes	$—	$—	$6.4
Partnership 7 7⁄8 Notes	—	9.9	—
Partnership 11 1⁄4 Notes	—	—	4.1
Recognition of unamortized discount:
TRC Term Loan, variable rate	4.7	—	—
Partnership 11 1⁄4 Notes	—	—	2.2
Gain on repurchase of debt:
Partnership 5 1⁄4 Notes	(3.3)	—	—
Partnership 4 1⁄4 Notes	(0.3)	—	—
Loss from financing with Exchange Offer:
Partnership 6 5⁄8 Notes	0.7	—	—
Write-off of deferred debt issuance costs:
TRC Term Loan, variable rate	8.2	—	—
Partnership 5 1⁄4 Notes	0.1
Partnership 6 3⁄8 Notes	—	—	1.0
Partnership 7 7⁄8 Notes		2.5	—
Partnership 11 1⁄4 Notes	—	—	1.0

Loss from financing activities	$10.1	$12.4	$14.7

Schedule of Terms of Senior Unsecured Notes Outstanding

Select terms of the senior unsecured notes outstanding as of December 31, 2015 were as follows:

Note Issue	Issue Date	Per Annum Interest Rate	Due Date	Dates Interest Paid
“6 7⁄8% Notes”	February 2011	6 7⁄8%	February 1, 2021	February & August 1st
“6 3⁄8% Notes”	January 2012	6 3⁄8%	August 1, 2022	February & August 1st
“5 1⁄4% Notes”	Oct / Dec 2012	5 1⁄4%	May 1, 2023	May & November 1st
“4 1⁄4% Notes”	May 2013	4 1⁄4%	November 15, 2023	May & November 15th
“4 1⁄8% Notes”	October 2014	4 1⁄8%	November 15, 2019	May & November 15th
“5% Notes”	January 2015	5%	January 15, 2018	January & July 15th
“6 5⁄8% Notes”	May 2015	6 5⁄8%	October 1, 2020	February & October 1st
“6 3⁄4% Notes”	September 2015	6 3⁄4%	March 15, 2024	March & September 15th
“APL 6 5⁄8% Notes”	Sept 2012 (1)	6 5⁄8%	October 1, 2020	April & October 1st
“APL 4 3⁄4% Notes”	May 2013 (1)	4 3⁄4%	November 15, 2021	May & November 15th
“APL 5 7⁄8% Notes”	February 2013 (1)	5 7⁄8%	August 1, 2023	February & August 1st

(1)	Issue dates for APL Notes are original dates of issuance. These notes were acquired in the APL Merger. See Note 4 – Business Acquisitions.

Schedule of Redemption Prices for Issued Debt

The Partnership may redeem up to 35% of the aggregate principal amount of Notes (other than with respect to the 5% Notes) at the redemption dates and prices set forth below (expressed as percentages of principal amounts) plus accrued and unpaid interest and liquidation damages, if any, with the net cash proceeds of one or more equity offerings, provided that: (i) at least 65% of the aggregate principal amount of each of the notes (excluding notes held by us) remains outstanding immediately after the occurrence of such redemption; and (ii) the redemption occurs within 180 days for the 6 3⁄4% Notes, 6 3⁄8% Notes, 5 1⁄4% Notes, 4 1⁄4 % Notes and 4 1⁄8% Notes of the date of the closing of such equity offering.

Note Issue	Any Date Prior To	Price
4 1⁄4% Notes	May 15, 2016	104.250%

6 3⁄4% Notes	September 15, 2018	106.750%
4 1⁄8% Notes	November 15, 2017	104.125%

The Partnership may also redeem all or part of each of the series of notes on or after the redemption dates set forth below at the price for each respective year (expressed as percentages of principal amount) plus accrued and unpaid interest and liquidation damages, if any, on the notes redeemed.

6 7⁄8% Notes		6 3⁄8% Notes		5 1⁄4% Notes		4 1⁄4% Notes
Redemption Date:		Redemption Date:		Redemption Date:		Redemption Date:
February 1		February 1		November 1		May 15
Year	Price	Year	Price	Year	Price	Year	Price
2016	103.438%	2017	103.188%	2017	102.625%	2018	102.125%
2017	102.292%	2018	102.125%	2018	101.750%	2019	101.417%
2018	101.146%	2019	101.063%	2019	100.875%	2020	100.708%
2019 and thereafter	100%	2020 and thereafter	100%	2020 and thereafter	100%	2021 and thereafter	100%

6 5⁄8% Notes		6 3⁄4% Notes		4 1⁄8% Notes		APL 6 5⁄8% Notes
Redemption Date:		Redemption Date:		Redemption Date:		Redemption Date:
October 1		September 15		November 15		October 1
Year	Price	Year	Price	Year	Price	Year	Price
2016	103.313%	2019	103.375%	2016	102.063%	2016	103.313%
2017	101.656%	2020	101.688%	2017	101.031%	2017	101.656%
2018 and thereafter	100.000%	2021 and thereafter	100.000%	2018 and thereafter	100%	2018 and thereafter	100%

APL 4 3⁄4% Notes		APL 5 7⁄8% Notes
Redemption Date:		Redemption Date:
May 15		February 1
Year	Price	Year	Price
2016	103.563%	2018	102.938%
2017	102.375%	2019	101.958%
2018	101.188%	2020	100.979%
2019 and thereafter	100%	2021 and thereafter	100%